Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000199787 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000199787 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199787 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199787 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199787 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199787 | Fujikura Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199787 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199787 | Siemens Energy AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199787 | Erste Group Bank AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199787 | ASM International NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199787 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199787 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000199787 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000199787 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000199787 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000199787 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000199787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199787 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000199787 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000199787 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000199787 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000199787 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000199787 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005591 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005591 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005591 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005591 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005591 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005591 | Fujikura Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005591 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005591 | Siemens Energy AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005591 | Erste Group Bank AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005591 | ASM International NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005591 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005591 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005591 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005591 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005591 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005591 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005591 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005591 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005591 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005591 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005591 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005591 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005591 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005590 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005590 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005590 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005590 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005590 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005590 | Fujikura Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005590 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005590 | Siemens Energy AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005590 | Erste Group Bank AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005590 | ASM International NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005590 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005590 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005590 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005590 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005590 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005590 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005590 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005590 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005590 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005590 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005590 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005587 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005587 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005587 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005587 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005587 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005587 | Fujikura Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005587 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005587 | Siemens Energy AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005587 | Erste Group Bank AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005587 | ASM International NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005587 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005587 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005587 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005587 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005587 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005587 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005587 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005587 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005587 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005587 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005587 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005587 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005587 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005589 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005589 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005589 | Lloyds Banking Group plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005589 | UniCredit SpA, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005589 | ABN AMRO Bank NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005589 | Fujikura Ltd., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005589 | Advantest Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005589 | Siemens Energy AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005589 | Erste Group Bank AG, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005589 | ASM International NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005589 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005589 | Other Regions_
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005589 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005589 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005589 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005589 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005589 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005589 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005589 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005589 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005589 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005589 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005589 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%